Adoption of IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2018
Adoption of IFRS 9
Schedule of Reconciliation of Carrying Amounts and Measurement Categories Upon Transition to IFRS 9

€ millions	Carrying Amount IAS 39					Transition to IFRS 9		Carrying Amount IFRS 9
	12/31/2017							01/01/2018
	L&R	AFS	HFT	AC	No	Reclassification	Remeasurement	AC	FVTPL	No
					Measurement					Measurement
					Category					Category
					IAS 39					IFRS 9
Assets
Cash and cash equivalents
Cash at banks	2,558							2,558
Time deposits	314						-3	311
Money market and similar funds	1,139					0			1,139
Trade receivables	5,810				207		-25	5,785		207
Other financial assets
Debt securities		39				0		39
Equity securities		827				0			827
Time deposits	736						-3	733
Loans and other financial receivables	163							163
Derivative assets
Designated as hedging instrument
FX forward contracts					29					29
Interest rate swaps					24					24
Not designated as hedging instrument
FX forward contracts			41						41
Call options for share-based payments			90						90
Call option on equity shares			11						11
Liabilities
Trade payables				-952	–318			-952		-318
Financial liabilities
Non-derivative financial liabilities
Loans				-24				-24
Bonds				-5,147				-5,147
Private placements				-1,130				-1,130
Other non-derivative financial liabilities				-208				-208
Derivatives
Designated as hedging instrument
FX forward contracts					-1					-1
Interest rate swaps					-1					-1
Not designated as hedging instrument
FX forward contracts			-84						-84

Schedule of Reconciliation of the Impairment to the Expected Credit Loss Allowance Upon Transition to IFRS 9

€ millions	Loss Allowance as at 12/31/2017 under	Remeasurement	Loss Allowance as at 01/01/2018 under
	IAS 39		IFRS 9
Financial assets at amortized cost
Trade receivables and contract assets	74	25	99
Cash at banks, time deposits, debt securities and loans and other receivables	1	6	7